                [Transamerica Life Insurance Company letterhead]





                                 April 6, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:      PFL Variable Life Account A (File No. 333-87023)

Gentlemen:

         On behalf of the above-referenced registrant, I hereby certify pursuant to Rule 497(d) under the Securities Act of 1933, as amended, that the form of prospectus filed pursuant to Rule 497(b) contained in the registrant's most recent registration statement filed with the Securities and Exchange Commission on April 28, 2000 varies to reflect a change in the company's name. Effective March 1, 2001 PFL Life Insurance Company changed its name to Transamerica Life Insurance Company.

         Please contact the undersigned at (319) 247-6115 if you have any questions about this filing.


                                                              Sincerely,

                                                              s/Karen J. Epp

                                                              Karen J. Epp
                                                              Division Counsel